Provisions - Schedule of other provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Non-current	€ 960	€ 0
Current	24,714	15,806
PROVISIONS	€ 25,674	€ 15,806